Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncurrent Assets
Financial assets at fair value through profit or loss	₱ 1,030	₱ 1,101
Debt instruments at amortized cost – net of current portion	350	370	₱ 395
Derivative financial assets – net of current portion	617	385	96
Other financial assets – net of current portion	3,616	3,126	3,481
Current Assets
Cash and cash equivalents	11,866	10,011	16,177	₱ 25,211
Short-term investments	10	136	391
Trade and other receivables	31,367	31,612	26,086
Current portion of derivative financial assets	203	30
Current portion of debt instruments at amortized cost	20	25	200
Current portion of other financial assets	339	831	320
Total assets	49,418	47,627
Noncurrent Liabilities
Interest-bearing financial liabilities - net of current portion	278,868	258,246	243,152
Lease liabilities - net of current portion	55,276	46,703	41,625
Derivative financial liabilities – net of current portion			12
Customers' deposits	1,262	2,046	2,238
Deferred credits and other noncurrent liabilities	1,583	90
Current Liabilities
Accounts payable	52,755	61,204
Accrued expenses and other current liabilities	60,809	70,797
Current portion of interest-bearing financial liabilities	15,880	23,340
Current portion of interest-bearing financial liabilities	16,180	23,340	11,646
Current portion of lease liabilities	8,897	7,335	5,921
Dividends payable	2,087	2,005	1,912
Current portion of derivative financial liabilities	77	97	₱ 1,021
Liabilities associated with assets classified as held-for-sale	1,625	1,615
Total liabilities	479,419	473,478
Net assets (liabilities)	(430,001)	(425,851)
Financial assets at amortised cost, category [member]
Noncurrent Assets
Debt instruments at amortized cost – net of current portion	350	370
Other financial assets – net of current portion	3,616	3,126
Current Assets
Cash and cash equivalents	11,866	10,011
Short-term investments	10	136
Trade and other receivables	31,367	31,612
Current portion of debt instruments at amortized cost	20	25
Current portion of other financial assets	339	831
Total assets	47,568	46,111
Noncurrent Liabilities
Interest-bearing financial liabilities - net of current portion	278,868	258,246
Lease liabilities - net of current portion	55,276	46,703
Customers' deposits	1,262	2,046
Deferred credits and other noncurrent liabilities	1,583	90
Current Liabilities
Accounts payable	52,755	61,204
Accrued expenses and other current liabilities	60,807	70,795
Current portion of interest-bearing financial liabilities	16,180	23,340
Current portion of lease liabilities	8,897	7,335
Dividends payable	2,087	2,005
Liabilities associated with assets classified as held-for-sale	1,625	1,615
Total liabilities	479,340	473,379
Net assets (liabilities)	(431,772)	(427,268)
financial assets at FVPL [Member]
Noncurrent Assets
Financial assets at fair value through profit or loss	1,030	1,101
Derivative financial assets – net of current portion	0	0
Current Assets
Current portion of derivative financial assets	203	30
Total assets	1,233	1,131
Current Liabilities
Accrued expenses and other current liabilities	2	2
Current portion of derivative financial liabilities	0	20
Total liabilities	2	22
Net assets (liabilities)	1,231	1,109
Derivatives used for hedging [Member]
Noncurrent Assets
Derivative financial assets – net of current portion	617	385
Current Assets
Total assets	617	385
Current Liabilities
Current portion of derivative financial liabilities	77	77
Total liabilities	77	77
Net assets (liabilities)	₱ 540	₱ 308